Commitments and Contingencies (Narrative) (Details)	Jul. 01, 2022 CAD ($)
CEO [Member]
Disclosure of transactions between related parties [line items]
Monthly compensation	$ 10,000
Monthly rent obligation	2,000
Personal vehicle obligation	1,500
COO [Member]
Disclosure of transactions between related parties [line items]
Monthly compensation	8,500
Personal vehicle obligation	$ 1,500